Liquidity, Financial Condition and Management's Plans - Additional Information (Detail)								3 Months Ended			12 Months Ended
	Jan. 08, 2016 USD ($)	Oct. 15, 2015 USD ($)	Oct. 12, 2015 USD ($) Closings	Jul. 24, 2015 USD ($)	Mar. 06, 2015 USD ($)	Mar. 05, 2015 USD ($)	Nov. 18, 2014 USD ($) $ / shares shares	Mar. 31, 2016 USD ($)	Sep. 30, 2015 USD ($) shares	Mar. 31, 2015 USD ($)	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares
Liquidity And Managements Plans [Line Items]
Net loss								$ (3,189,000)		$ (11,651,000)	$ (15,908,546)	$ (13,237,616)
Accumulated deficit								(89,436,000)			(86,246,673)	(70,338,127)
Positive (deficit) in working capital								5,000,000			3,200,000
Net cash used in operating activities								(3,984,000)		(1,809,000)	(10,299,330)	(4,484,362)
Net proceeds after deducting underwriting discounts and commissions and IPO related expenses											0	10,727,475
Proceeds from exercise of stock options								0		12,000	293,573	0
Value of common stock shares issued											293,573	9,846,552
Proceeds from issuance of Series A Convertible Preferred								5,071,000		0	4,230,150	0
Expenses related stock issuance								0		530,000	575,181	2,117,217
Series B Warrant [Member]
Liquidity And Managements Plans [Line Items]
Positive (deficit) in working capital											4,100,000
Proceeds from exercise of warrants to purchase of common stock						$ 3,800,000					3,720,713	0
Value of common stock shares issued											3,720,713
Series A Warrant [Member]
Liquidity And Managements Plans [Line Items]
Proceeds from exercise of warrants to purchase of common stock					$ 200,000			0		156,000	156,000	$ 0
Value of common stock shares issued											$ 156,000
Private Placement Series B Warrants [Member]
Liquidity And Managements Plans [Line Items]
Proceeds from exercise of warrants to purchase of common stock						$ 3,800,000		0		3,832,000
IPO [Member] | Series B Warrant [Member]
Liquidity And Managements Plans [Line Items]
Capital Stock, Number of Shares Per Unit | shares							1
IPO [Member] | Series A Warrant [Member]
Liquidity And Managements Plans [Line Items]
Capital Stock, Number of Shares Per Unit | shares							1
Units [Member] | IPO [Member]
Liquidity And Managements Plans [Line Items]
Number of shares issued | shares							1,650,000
Offering price per unit | $ / shares							$ 6.50
Net proceeds after deducting underwriting discounts and commissions and IPO related expenses							$ 8,000,000
Common Stock [Member]
Liquidity And Managements Plans [Line Items]
Number of shares issued | shares											83,848	1,650,000
Value of common stock shares issued											$ 84	$ 1,650
Common Stock [Member] | Series B Warrant [Member]
Liquidity And Managements Plans [Line Items]
Number of shares issued | shares											619,512
Value of common stock shares issued											$ 619
Common Stock [Member] | Series A Warrant [Member]
Liquidity And Managements Plans [Line Items]
Number of shares issued | shares											24,000
Value of common stock shares issued											$ 24
Common Stock [Member] | IPO [Member]
Liquidity And Managements Plans [Line Items]
Capital Stock, Number of Shares Per Unit | shares							1
Series A Convertible Preferred Stock [Member]
Liquidity And Managements Plans [Line Items]
Expenses related stock issuance								$ 71,000		$ 0
Sabby Management, LLC [Member] | Series A Convertible Preferred Stock [Member]
Liquidity And Managements Plans [Line Items]
Maximum commitment under stock purchase agreement			$ 10,000,000
Number of closings | Closings			2
Proceeds from issuance of Series A Convertible Preferred	$ 5,000,000	$ 4,100,000
Expenses related stock issuance	$ 500,000	$ 400,000
Aspire Capital Fund, LLC [Member]
Liquidity And Managements Plans [Line Items]
Number of shares issued | shares									506,585
Maximum commitment under stock purchase agreement				$ 10,000,000
Agreement term				24 months
Value of common stock shares issued									$ 1,400,000